Annual Total Returns - Fidelity Flex® International Index Fund [BarChart] - 10.31 Fidelity Flex International Index Fund PRO-09 - Fidelity Flex® International Index Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Fidelity Flex International Index Fund-Default
Bar Chart Table:
Annual Return 2018	(13.95%)
Annual Return 2019	21.42%